Deferred Purchase Consideration (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Present value discount on future payments
Deferred purchase consideration, net			$ 17,673
Deferred Purchase Consideration [Member]
Principal Outstanding
Promissory note due to non-related parties	25,434		1,802,384
Settled by the issuance of common shares			(724,467)
Repayment in cash	(25,262)	€ (20,800)	(1,105,455)
Foreign exchange movements	(172)		52,972
			25,434
Present value discount on future payments
Present value discount	(7,761)		(120,104)
Amortization	7,700		114,333
Foreign exchange movements	61		(1,990)
			$ (7,761)